Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 418.0	$ 435.3	$ 451.5
Increase related to tax positions taken in the current year	65.4	63.8	11.5
Increase related to tax positions taken in prior years	4.6	6.4	19.7
Decrease related to tax position taken in prior years	(70.0)	(71.0)	(3.5)
Decrease related to settlements with taxing authorities	(17.5)	(9.8)	(42.1)
Decrease related to lapse of statute of limitations	(44.5)	(6.7)	(1.8)
Ending balance	$ 356.0	$ 418.0	$ 435.3